DEPOSITS FROM DIRECT FINANCING LEASES	12 Months Ended
Jun. 30, 2024
DEPOSITS FROM DIRECT FINANCING LEASES
DEPOSITS FROM DIRECT FINANCING LEASES

NOTE 19 -           DEPOSITS FROM DIRECT FINANCING LEASES

The deposit for direct finance leasing is delivered to the Company by the customer when the Company signs the finance lease contract as a guarantee for the performance of the contract, the deposit does not bear interest. The balance of the direct financing margin as of June 30, 2023 and 2024 was $ 1,797,532 and $ 1,787,291 respectively.